INVESTMENTS - Equity securities investments (Details)													1 Months Ended		12 Months Ended				24 Months Ended
	Dec. 27, 2019 USD ($) shares	Oct. 29, 2019 USD ($)	Sep. 30, 2017 shares	Sep. 25, 2017 USD ($) shares	Jul. 12, 2016 USD ($) shares	Apr. 08, 2016 shares	Apr. 07, 2016 shares	Jan. 21, 2016 USD ($) shares	Oct. 29, 2015 USD ($)	May 29, 2015 USD ($) shares	Dec. 10, 2014 USD ($)	Jun. 27, 2014 USD ($) shares	Oct. 31, 2017 shares	Nov. 30, 2014 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares	Oct. 29, 2019 CNY (¥)	Oct. 29, 2019 USD ($)
Investment And Other Income [Line Items]
Proceeds from Sale of Available-for-sale Securities															$ 166,032,000	$ 595,363,000	$ 13,931,000
Interest income on fixed-rate time deposits and adjustable-rate investments															9,038,000	10,202,000	11,052,000
Short Term Bond Payable															102,779,000				$ 102,779,000
Dividends from long-term investments															$ 2,759,000	$ 6,838,000	$ 6,692,000
Investment percentage of ownership															8.99%	9.96%	9.96%
Gain on sale of available-for-sale securities															$ (45,287,000)	$ (165,931,000)	$ 3,254,000
Unrealized gain (loss) on available-for-sale security															(861,000)	(1,493,000)	(212,838,000)
Unrealized loss on investment in equity recognized																161,039,000
Unrealized gain on investment in equity recognized															861,000	761,000	2,421,000
Impairment loss																	2,768,000
Other Comprehensive Income (Loss), Tax																	49,566,000
Compensation expenses related to investment															$ 13,608,000
364 days RMB denominated bond
Investment And Other Income [Line Items]
Short Term Bond Payable																				¥ 720,000	$ 102,009,000
Beijing SouFun Network Technology Co., Ltd. [Member] | 364 days RMB denominated bond
Investment And Other Income [Line Items]
Proceeds from Sale of Available-for-sale Securities		$ 796,000
Debt Instrument, Term		364 days
Short Term Bond Payable																				¥ 720,000,000	$ 102,009
Fair Value, Measurements, Recurring [Member]
Investment And Other Income [Line Items]
Assets, Fair Value Disclosure																$ 1,773,000
China Index Holdings Limited [Member]
Investment And Other Income [Line Items]
Call option term															12 months
Share price (in dollars per share) | $ / shares															$ 5.99				$ 5.99
Number of shares acquired in investment | shares															15,000,000
Fair value of the call option at grant date															$ 693,000
fair value of the derivative increased															1,384,000
Change in fair value of securities															339,000
Compensation expenses related to investment															$ 13,608,000
Sindeo, Inc. (the "Corporation") [Member]
Investment And Other Income [Line Items]
Payments to Acquire Investments									$ 5,000,000
Investment percentage of ownership									11.03%
Impairment loss																	$ 2,768,000	$ 2,232,000
Guilin Bank [Member]
Investment And Other Income [Line Items]
Investment percentage of ownership															1.62%	1.79%
Unrealized gain on investment in equity recognized																$ 10,633,000
Shares received as dividends | shares													7,343,006
Impairment loss																			$ 312,019,000
Number of shares held in investment | shares			73,430,061										80,773,067
Number of shares transferred from third party in partial payment of past due receivables | shares				42,834,202	30,595,859
Past due payables paid by third party stock transfer				$ 24,695,000	$ 12,173,000
Tospur [Member]
Investment And Other Income [Line Items]
Payments to Acquire Investments											$ 62,257,000
Investment percentage of ownership											16.00%
Impairment loss															$ 0	0
Chuangdian [Member]
Investment And Other Income [Line Items]
Number of shares acquired in investment | shares								4,411,765
Payments to Acquire Investments								$ 3,294,000
Investment percentage of ownership								15.00%
Shares received as dividends | shares																	1,378,165	2,766,177
Impairment loss															0	0
Common Class A | China Index Holdings Limited [Member]
Investment And Other Income [Line Items]
Number of shares acquired in investment | shares	5,000,000
Change in fair value of securities															1,149,000
Payments to Acquire Investments	$ 29,950,000
Common Class B | China Index Holdings Limited [Member]
Investment And Other Income [Line Items]
Number of shares acquired in investment | shares	5,000,000
Equity Securities [Member]
Investment And Other Income [Line Items]
Number of shares acquired in investment | shares												27,551,733
Payments to Acquire Investments												$ 13,583,000
Impairment loss															0	0
Equity Securities [Member] | Color Life Service Company [Member]
Investment And Other Income [Line Items]
Proceeds from Sale of Available-for-sale Securities																$ 6,645,000	$ 12,317,000
Number of investment shares sold | shares																6,846,733	20,705,000
Gain on sale of available-for-sale securities																$ 2,091,000	$ 2,110,000
Unrealized gain (loss) on available-for-sale security																	3,735,000
Gain on sale of securities reclassified out of accumulated other comprehensive income																	2,110,000
Market value of investment																	4,554,000
Equity Securities [Member] | Hopefluent Company Holdings Limited [Member]
Investment And Other Income [Line Items]
Proceeds from Sale of Available-for-sale Securities																	$ 1,614,000
Number of investment shares sold | shares																	3,164,000
Gain on sale of available-for-sale securities																	$ 626,000
Unrealized gain (loss) on available-for-sale security																	18,309,000
Gain on sale of securities reclassified out of accumulated other comprehensive income																	626,000
Market value of investment															23,418,000	30,733,000	47,729,000		23,418,000
Unrealized loss on investment in equity recognized															7,315,000	16,996,000
Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co Ltd [Member]
Investment And Other Income [Line Items]
Proceeds from Sale of Available-for-sale Securities															$ 10,347,000
Number of investment shares sold | shares															20,429,640
Gain on sale of available-for-sale securities															$ (4,702,000)
Number of shares received as stock dividend for every 10 shares held | shares						4
Number of shares held for which 4 shares of stock dividend issued | shares						10
Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co Ltd [Member] | Fair Value, Measurements, Recurring [Member]
Investment And Other Income [Line Items]
Market value of investment															98,423,000	150,750,000			$ 98,423,000
Unrealized loss on investment in equity recognized															35,417,000
Assets, Fair Value Disclosure																	$ 318,065,000
Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co Ltd [Member] | Maximum
Investment And Other Income [Line Items]
Lock-up provision expiration period																	1 year
Common Stock | China Index Holdings Limited [Member]
Investment And Other Income [Line Items]
Fair value of the call option at grant date															10,000,000
Trading securities
Investment And Other Income [Line Items]
Proceeds from Sale of Available-for-sale Securities															1,648,000	11,705,000
Loss recognized on trading securities															116,000	2,091,000
Impairment loss															$ 0	0
Available-for-sale Securities [Member]
Investment And Other Income [Line Items]
Trading securities																$ 1,773,000
Available-for-sale Securities [Member] | Equity Securities [Member] | Color Life Service Company [Member]
Investment And Other Income [Line Items]
Investment percentage of ownership												2.76%
Available-for-sale Securities [Member] | Equity Securities [Member] | Hopefluent Company Holdings Limited [Member]
Investment And Other Income [Line Items]
Number of shares acquired in investment | shares														111,935,037
Payments to Acquire Investments														$ 43,361,000
Investment percentage of ownership														17.26%
Available-for-sale Securities [Member] | Equity Securities [Member] | Shenzhen World Union Properties Consultancy Co Ltd [Member]
Investment And Other Income [Line Items]
Number of shares acquired in investment | shares										145,376,744
Payments to Acquire Investments										$ 121,393,000
Investment percentage of ownership										10.06%
Period of lock-up provision										36 months
Number of shares held in investment | shares						203,527,442	145,376,744